Loss per share - basic and diluted	12 Months Ended
Dec. 31, 2020
Loss per share - basic and diluted [Abstract]
Loss per share - basic and diluted
11. Loss per share - basic and diluted

The weighted average number of shares in the loss per share (“LPS”) calculation, reflects the weighted average total actual shares of Amryt Pharma plc in issue at December 31, 2020.

Issued share capital - ordinary shares of £0.06 each

	Number of shares	Weighted average shares
December 31, 2020	178,801,593	158,591,356
December 31, 2019	154,498,887	75,871,562
December 31, 2018	274,817,283	274,817,283
December 31, 2018, as adjusted	45,802,880	45,802,880

The number of shares in issue at December 31, 2018 has been adjusted to reflect the share consolidation on July 10, 2019, whereby each ordinary shareholder received one ordinary share for every six shares held at that date.

The calculation of loss per share is based on the following:
	December 31,
	2020	2019 restated*	2018
Loss after tax attributable to equity holders of the Company (US$’000)	(104,527)	(62,998)	(30,487)
Weighted average number of ordinary shares in issue	158,591,356	75,871,562	45,802,880
Fully diluted average number of ordinary shares in issue	158,591,356	75,871,562	45,802,880
Basic and diluted loss per share (US$)	(0.66)	(0.83)	(0.67)
* see note 27

Where a loss has occurred, basic and diluted LPS are the same because the outstanding share options and warrants are anti-dilutive. Accordingly, diluted LPS equals the basic LPS. The share options and warrants outstanding as at December 31, 2020 totaled 28,065,710 (2019: 32,023,535; 2018: 7,069,180 as adjusted) and are potentially dilutive.